Davis FUNDS

Davis Value Portfolio
Davis Financial Portfolio
Davis Real Estate Portfolio

(part of Davis Variable Account Fund, Inc.)

September 30, 2020

Over 50 Years of Reliable Investing™

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO	September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCK – (96.73%)
COMMUNICATION SERVICES – (17.89%)
Media & Entertainment – (17.30%)
Alphabet Inc., Class A *	3,940	$5,774,464
Alphabet Inc., Class C *	8,823	12,966,281
Facebook, Inc., Class A *	42,490	11,128,131
IAC/InterActiveCorp *	22,930	2,746,555
Liberty TripAdvisor Holdings, Inc., Series A *	6,088	10,532
		32,625,963
Telecommunication Services – (0.59%)
Liberty Global plc, Series C *	54,310	1,115,256
	Total Communication Services	33,741,219
CONSUMER DISCRETIONARY – (15.49%)
Automobiles & Components – (0.14%)
Adient plc *	14,543	252,030
Consumer Durables & Apparel – (0.10%)
Hunter Douglas N.V. (Netherlands)*	3,260	189,963
Consumer Services – (3.21%)
New Oriental Education & Technology Group, Inc., ADR (China)*	40,508	6,055,946
Retailing – (12.04%)
Alibaba Group Holding Ltd., ADR (China)*	22,640	6,655,707
Amazon.com, Inc. *	3,916	12,330,427
Naspers Ltd. - N (South Africa)	13,860	2,449,289
Prosus N.V., Class N (Netherlands)*	13,860	1,278,887
		22,714,310
	Total Consumer Discretionary	29,212,249
FINANCIALS – (36.74%)
Banks – (14.09%)
Danske Bank A/S (Denmark)*	122,220	1,657,214
DBS Group Holdings Ltd. (Singapore)	177,360	2,586,892
JPMorgan Chase & Co.	77,448	7,455,919
U.S. Bancorp	166,220	5,958,987
Wells Fargo & Co.	379,474	8,921,434
		26,580,446
Diversified Financials – (18.41%)
Capital Markets – (3.36%)
Bank of New York Mellon Corp.	184,710	6,342,942
Consumer Finance – (8.60%)
American Express Co.	62,609	6,276,552
Capital One Financial Corp.	138,300	9,938,238
		16,214,790
Diversified Financial Services – (6.45%)
Berkshire Hathaway Inc., Class A *	38	12,160,038
		34,717,770
Insurance – (4.24%)
Life & Health Insurance – (2.15%)
AIA Group Ltd. (Hong Kong)	414,800	4,062,337
Property & Casualty Insurance – (2.09%)
Chubb Ltd.	19,260	2,236,471
Loews Corp.	26,430	918,443

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	September 30, 2020 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (Continued)
Markel Corp. *	800	$778,960
		3,933,874
		7,996,211
	Total Financials	69,294,427
HEALTH CARE – (3.71%)
Health Care Equipment & Services – (3.71%)
CVS Health Corp.	37,872	2,211,725
Quest Diagnostics Inc.	41,860	4,792,551
	Total Health Care	7,004,276
INDUSTRIALS – (8.74%)
Capital Goods – (8.74%)
Carrier Global Corp.	234,930	7,174,762
Ferguson PLC (United Kingdom)	30,190	3,043,215
Orascom Construction PLC (United Arab Emirates)	13,155	61,894
Raytheon Technologies Corp.	108,005	6,214,608
	Total Industrials	16,494,479
INFORMATION TECHNOLOGY – (14.16%)
Semiconductors & Semiconductor Equipment – (13.07%)
Applied Materials, Inc.	192,250	11,429,263
Intel Corp.	127,090	6,580,720
Texas Instruments Inc.	46,520	6,642,591
		24,652,574
Software & Services – (1.09%)
Microsoft Corp.	9,730	2,046,511
	Total Information Technology	26,699,085
TOTAL COMMON STOCK – (Identified cost $105,843,850)		182,445,735
PREFERRED STOCK – (2.40%)
INDUSTRIALS – (2.40%)
Transportation – (2.40%)
Didi Chuxing Joint Co., Series A (China)*(a)(b)	128,944	4,522,066
TOTAL PREFERRED STOCK – (Identified cost $3,959,579)		4,522,066
SHORT-TERM INVESTMENTS – (0.83%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.09%, 10/01/20, dated 09/30/20, repurchase value of $1,167,003 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 10/15/20-06/01/51, total market value $1,190,340)	$1,167,000	1,167,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.09%, 10/01/20, dated 09/30/20, repurchase value of $389,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%, 07/01/40-09/01/50, total market value $396,780)	389,000	389,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,556,000)		1,556,000

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	September 30, 2020 (Unaudited)

	Total Investments – (99.96%) – (Identified cost $111,359,429)	$188,523,801
	Other Assets Less Liabilities – (0.04%)	81,261
	Net Assets – (100.00%)	$188,605,062

ADR: American Depositary Receipt

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $4,522,066 or 2.40% of the Fund's net assets as of September 30, 2020.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO	September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCK – (97.39%)
COMMUNICATION SERVICES – (2.20%)
Media & Entertainment – (2.20%)
Alphabet Inc., Class A *	640	$937,984
Alphabet Inc., Class C *	45	66,132
	Total Communication Services	1,004,116
FINANCIALS – (95.19%)
Banks – (41.61%)
Banks – (40.35%)
Bank of America Corp.	97,440	2,347,329
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	54,120	1,205,794
Danske Bank A/S (Denmark)*	56,730	769,217
DBS Group Holdings Ltd. (Singapore)	107,651	1,570,149
DNB ASA (Norway)*	138,830	1,924,494
JPMorgan Chase & Co.	32,000	3,080,640
Metro Bank PLC (United Kingdom)*	139,120	110,042
PNC Financial Services Group, Inc.	21,920	2,409,227
U.S. Bancorp	78,670	2,820,319
Wells Fargo & Co.	94,370	2,218,639
		18,455,850
Thrifts & Mortgage Finance – (1.26%)
Rocket Companies, Inc., Class A *	29,000	577,970
		19,033,820
Diversified Financials – (37.36%)
Capital Markets – (15.50%)
Bank of New York Mellon Corp.	71,320	2,449,129
Charles Schwab Corp.	35,790	1,296,672
Goldman Sachs Group, Inc.	3,240	651,143
Julius Baer Group Ltd. (Switzerland)	42,154	1,797,283
State Street Corp.	15,070	894,103
		7,088,330
Consumer Finance – (14.16%)
American Express Co.	27,320	2,738,830
Capital One Financial Corp.	52,040	3,739,594
		6,478,424
Diversified Financial Services – (7.70%)
Berkshire Hathaway Inc., Class A *	11	3,520,011
		17,086,765
Insurance – (16.22%)
Property & Casualty Insurance – (10.78%)
Chubb Ltd.	10,566	1,226,924
Loews Corp.	28,230	980,993
Markel Corp. *	2,795	2,721,491
		4,929,408
Reinsurance – (5.44%)
Alleghany Corp.	1,780	926,401
Everest Re Group, Ltd.	2,620	517,555
Greenlight Capital Re, Ltd., Class A *	51,500	346,595

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)	September 30, 2020 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Reinsurance – (Continued)
	Swiss Re AG (Switzerland)	9,400	$696,848
			2,487,399
			7,416,807
		Total Financials	43,537,392
	TOTAL COMMON STOCK – (Identified cost $37,510,052)		44,541,508
SHORT-TERM INVESTMENTS – (2.43%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.09%, 10/01/20, dated 09/30/20, repurchase value of $835,002 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 10/15/20-06/01/51, total market value $851,700)	$835,000	835,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.09%, 10/01/20, dated 09/30/20, repurchase value of $278,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%, 07/01/40-10/01/50, total market value $283,560)	278,000	278,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,113,000)		1,113,000
	Total Investments – (99.82%) – (Identified cost $38,623,052)		45,654,508
	Other Assets Less Liabilities – (0.18%)		82,681
		Net Assets – (100.00%)	$45,737,189

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO	September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCK – (96.55%)
REAL ESTATE – (96.55%)
Equity Real Estate Investment Trusts (REITs) – (96.55%)
Health Care REITs – (9.67%)
Healthpeak Properties, Inc.	9,900	$268,785
Ventas, Inc.	6,970	292,461
Welltower Inc.	8,670	477,631
		1,038,877
Hotel & Resort REITs – (4.13%)
Host Hotels & Resorts Inc.	25,900	279,461
Sunstone Hotel Investors, Inc.	20,710	164,437
		443,898
Industrial REITs – (17.09%)
EastGroup Properties, Inc.	640	82,771
Prologis, Inc.	7,903	795,200
Rexford Industrial Realty, Inc.	10,900	498,784
Terreno Realty Corp.	8,370	458,341
		1,835,096
Office REITs – (15.70%)
Alexandria Real Estate Equities, Inc.	2,540	406,400
Boston Properties, Inc.	3,140	252,142
Cousins Properties, Inc.	8,255	236,010
Douglas Emmett, Inc.	7,260	182,226
Highwoods Properties, Inc.	4,430	148,715
Hudson Pacific Properties, Inc.	13,420	294,301
SL Green Realty Corp.	1,620	75,119
Vornado Realty Trust	2,690	90,680
		1,685,593
Residential REITs – (15.93%)
American Campus Communities, Inc.	7,070	246,885
American Homes 4 Rent, Class A	6,590	187,683
AvalonBay Communities, Inc.	2,180	325,561
Camden Property Trust	3,610	321,218
Equity Residential	5,110	262,296
Essex Property Trust, Inc.	1,830	367,446
		1,711,089
Retail REITs – (8.39%)
Acadia Realty Trust	10,787	113,264
Brixmor Property Group, Inc.	24,990	292,133
Federal Realty Investment Trust	2,270	166,709
Retail Opportunity Investments Corp.	11,075	115,346
Simon Property Group, Inc.	3,300	213,444
		900,896
Specialized REITs – (25.64%)
CoreSite Realty Corp.	1,600	190,208
Crown Castle International Corp.	2,130	354,645
CyrusOne Inc.	4,820	337,545
Digital Realty Trust, Inc.	1,950	286,182
Equinix, Inc.	820	623,306
Extra Space Storage Inc.	2,110	225,749

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	September 30, 2020 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Equity Real Estate Investment Trusts (REITs) – (Continued)
	Specialized REITs – (Continued)
	Life Storage, Inc.	1,800	$189,486
	Public Storage	2,450	545,664
			2,752,785
		Total Real Estate	10,368,234
	TOTAL COMMON STOCK – (Identified cost $9,617,727)		10,368,234
PREFERRED STOCK – (0.33%)
REAL ESTATE – (0.33%)
Equity Real Estate Investment Trusts (REITs) – (0.33%)
	Specialized REITs – (0.33%)
	EPR Properties, Series G, 5.75%, Cum. Pfd. (a)	1,880	35,739
	TOTAL PREFERRED STOCK – (Identified cost $26,955)		35,739
SHORT-TERM INVESTMENTS – (3.05%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.09%, 10/01/20, dated 09/30/20, repurchase value of $245,001 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 10/15/20-06/01/51, total market value $249,900)	$245,000	245,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.09%, 10/01/20, dated 09/30/20, repurchase value of $82,000 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%, 07/01/40-09/01/50, total market value $83,640)	82,000	82,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $327,000)		327,000
	Total Investments – (99.93%) – (Identified cost $9,971,682)		10,730,973
	Other Assets Less Liabilities – (0.07%)		7,260
		Net Assets – (100.00%)	$10,738,233

(a)	Security is perpetual in nature with no stated maturity date; the dividend rate is fixed until November 30, 2022.

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments
September 30, 2020 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals, and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments – (Continued)
September 30, 2020 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of September 30, 2020 in valuing each Fund's investments carried at value:

	Investments in Securities at Value

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$33,741,219	$1,004,116	$–
Consumer Discretionary	29,212,249	–	–
Financials	69,294,427	43,537,392	–
Health Care	7,004,276	–	–
Industrials	16,494,479	–	–
Information Technology	26,699,085	–	–
Real Estate	–	–	10,368,234
Preferred Stock:
Real Estate	–	–	35,739
Total Level 1	182,445,735	44,541,508	10,403,973
Level 2 – Other Significant Observable Inputs:
Short-Term Investments	1,556,000	1,113,000	327,000
Total Level 2	1,556,000	1,113,000	327,000
Level 3 – Significant Unobservable Inputs:
Preferred Stock:
Industrials	4,522,066	–	–
Total Level 3	4,522,066	–	–
Total Investments	$188,523,801	$45,654,508	$10,730,973

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the nine months ended September 30, 2020. The net decrease in unrealized appreciation during the period on Level 3 securities still held at September 30, 2020 for Davis Value Portfolio was $(1,388,727). There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance January 1, 2020	Cost of Purchases	Net Decrease in Unrealized Appreciation	Net Realized Gain (Loss)	Proceeds from Sales	Ending Balance September 30, 2020
Davis Value Portfolio
Investments in Securities:
Preferred Stock	$5,910,793	$–	$(1,388,727)	$–	$–	$4,522,066
Total Level 3	$5,910,793	$–	$(1,388,727)	$–	$–	$4,522,066

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments – (Continued)
September 30, 2020 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable		Impact to Valuation from
	September 30, 2020	Technique	Input	Amount	an Increase in Input
Davis Value Portfolio
Investments in Securities:
Preferred Stock	$4,522,066	Market Approach	Adjusted Transaction Price	$35.07	Increase
Total Level 3	$4,522,066

The significant unobservable input listed in the above table is attributable to a private security and includes assumptions made from a private transaction, and if changed, would affect the fair value of the Fund's investment. The "Impact to Valuation from an Increase in Input" represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Federal Income Taxes

At September 30, 2020, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Unrealized appreciation	$82,374,609	$11,661,955	$2,013,537
Unrealized depreciation	(6,931,479)	(4,641,308)	(1,275,724)
Net unrealized appreciation	$75,443,130	$7,020,647	$737,813
Aggregate cost	$113,080,671	$38,633,861	$9,993,160

Coronavirus (COVID-19) Pandemic

The rapid and global spread of a highly contagious novel coronavirus respiratory disease, COVID-19, has resulted in extreme volatility in the financial markets and severe losses; reduced liquidity of many instruments; significant disruptions to business operations (including business closures); disruptions to supply chains, consumer demand and employee availability; and widespread uncertainty regarding the duration and long-term effects of this pandemic. Some sectors of the economy and individual issuers have experienced particularly large losses. In addition, the COVID-19 pandemic may result in a sustained economic downturn or a global recession. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of a fund's investments, impair a fund's ability to satisfy redemption requests, and negatively impact fund performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a fund by its service providers.